OTHER CURRENT ASSETS	12 Months Ended
Dec. 31, 2025
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
OTHER CURRENT ASSETS

Note 5 – OTHER CURRENT ASSETS:

	December 31
	2025	2024
	U.S. dollars in thousands
Institutions	266	148
Advances to suppliers	22	235
Escrow account (1)	773	-
Other	203	14
	1,264	397

(1)	The Company held investor funds in an escrow account related to an investor who did not meet the conditions of the PIPE transaction. In January 2026 these funds were fully returned to the investor.